Financial Instruments-Risk Management - Summary of Interest Rate Sensitivity (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Net interest income [member] | 100 bp increase [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	$ 157	$ 134
Net interest income [member] | 100 bp increase [member] | Canadian dollar [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	123
Net interest income [member] | 100 bp increase [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	34
Net interest income [member] | 25 bp decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(47)	(38)
Net interest income [member] | 25 bp decrease [member] | Canadian dollar [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(38)
Net interest income [member] | 25 bp decrease [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(9)
Economic value of equity [member] | 100 bp increase [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(866)	(510)
Economic value of equity [member] | 100 bp increase [member] | Canadian dollar [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(557)
Economic value of equity [member] | 100 bp increase [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(309)
Economic value of equity [member] | 25 bp decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	154	$ 63
Economic value of equity [member] | 25 bp decrease [member] | Canadian dollar [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	96
Economic value of equity [member] | 25 bp decrease [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	$ 58